Changes in Level 3 Plan Assets Measured At Fair Value (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	¥ 1,090,258	¥ 927,545
Actual return on plan assets	133,964	145,141
Balance at end of year	1,244,466	1,090,258
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	479,239	343,226
Actual return on plan assets	56,300	46,359
Balance at end of year	580,982	479,239
Debt securities | Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Balance at end of year	343,842	309,835
Debt securities | Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Balance at end of year	147,941	130,323
All Other | Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Balance at end of year	70,387	63,247
All Other | Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Balance at end of year	85,213	77,564
Level 3 | Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	41,976	40,656	39,120
Actual return on plan assets	3,585	441	(1,757)
Purchases, sales and settlements	2,521	879	3,293
Balance at end of year	48,082	41,976	40,656
Level 3 | Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	40,607	31,377	20,477
Actual return on plan assets	791	2,472	1,243
Purchases, sales and settlements	1,987	2,599	9,514
Other	4,481	4,159	143
Balance at end of year	47,866	40,607	31,377
Level 3 | Debt securities | Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	441	591	746
Actual return on plan assets	2	3	5
Purchases, sales and settlements	(121)	(153)	(160)
Balance at end of year	322	441	591
Level 3 | All Other | Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	41,535	40,065	38,374
Actual return on plan assets	3,583	438	(1,762)
Purchases, sales and settlements	2,642	1,032	3,453
Balance at end of year	47,760	41,535	40,065
Level 3 | All Other | Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	40,607	31,377	20,477
Actual return on plan assets	791	2,472	1,243
Purchases, sales and settlements	1,987	2,599	9,514
Other	4,481	4,159	143
Balance at end of year	¥ 47,866	¥ 40,607	¥ 31,377